WHISTLER FUND, L.L.C.

                              FINANCIAL STATEMENTS

                       WITH REPORT OF INDEPENDENT AUDITORS

                        FOR THE YEAR ENDED MARCH 31, 2002

                              WHISTLER FUND, L.L.C.

                              FINANCIAL STATEMENTS

                        FOR THE YEAR ENDED MARCH 31, 2002


                                    CONTENTS

Report of Independent Auditors.............................................    1

Statement of Assets, Liabilities and Members' Capital - Net Assets.........    2

Statement of Operations....................................................    3

Statement of Changes in Members' Capital - Net Assets......................    4

Statement of Cash Flows....................................................    5

Notes to Financial Statements..............................................    6

[GRAPHICS OMITTED]

ERNST & YOUNG

O Ernst & Young LLP                        o Phone: (212) 773-3000
  5 Times Square                             www.ey.com
  New York, New York 10036-6530

                         Report of Independent Auditors

To the Board of Managers and
  Members of Whistler Fund, L.L.C.

We have audited the accompanying statement of assets, liabilities and members' capital - net assets of Whistler Fund, L.L.C. (the "Company") as of March 31, 2002, and the related statements of operations and cash flows for the year then ended, and the statement of changes in members' capital - net assets for each of the two years in the period then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments in investment funds as of March 31, 2002, by correspondence with management of the underlying investment funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Whistler Fund, L.L.C. at March 31, 2002, and the results of its operations and cash flows for the year then ended, and the changes in its members' capital - net assets for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States.

                                                              [GRAPHICS OMITTED]

                                                           /s/ Ernst & Young LLP
 May 15, 2002

                   A Member Practice of Ernst & Young Global

WHISTLER FUND, L.L.C.

STATEMENT OF ASSETS, LIABILITIES AND MEMBERS' CAPITAL - NET ASSETS (IN THOUSANDS)
--------------------------------------------------------------------------------

                                                                     MARCH 31, 2002
Assets

Cash and cash equivalents                                                $  5,393
Investments in investment funds, at fair value (cost - $85,200)            99,880
Interest receivable                                                             3
Other assets                                                                   11
                                                                         --------
       TOTAL ASSETS                                                       105,287
                                                                         --------
LIABILITIES

Subscriptions received in advance                                           1,866
Administration fee payable                                                     85
Accrued expenses                                                              130
                                                                         --------
       TOTAL LIABILITIES                                                    2,081
                                                                         --------
             NET ASSETS                                                  $103,206
                                                                         ========
MEMBERS' CAPITAL - NET ASSETS

Represented by:
Capital contributions - net                                              $ 88,526
Accumulated net unrealized appreciation on investments                     14,680
                                                                         --------
       MEMBERS' CAPITAL - NET ASSETS                                     $103,206
                                                                         ========

The accompanying notes are an integral part of these financial statements.

WHISTLER FUND, L.L.C.

STATEMENT OF OPERATIONS (IN THOUSANDS)
--------------------------------------------------------------------------------

                                                                                YEAR ENDED
                                                                               MARCH 31, 2002
INVESTMENT INCOME
    Interest                                                                       $    71
                                                                                   -------
          TOTAL INVESTMENT INCOME                                                       71
                                                                                   -------
EXPENSES
    OPERATING EXPENSES:
       Administration fees                                                             926
       Professional fees                                                               158
       Accounting and investor services fees                                           122
       Board of Managers' fees and expenses                                             24
       Custodian fees                                                                   11
       Miscellaneous                                                                    14
                                                                                   -------
          TOTAL OPERATING EXPENSES                                                   1,255
                                                                                   -------
          NET INVESTMENT LOSS                                                       (1,184)
                                                                                   -------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS

    NET REALIZED GAIN ON INVESTMENTS                                                 1,523
    NET CHANGE IN UNREALIZED APPRECIATION ON INVESTMENTS                             4,272
                                                                                   -------
          NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS                            5,795
                                                                                   -------
          INCREASE IN MEMBERS' CAPITAL DERIVED FROM INVESTMENT ACTIVITIES          $ 4,611
                                                                                   =======

The accompanying notes are an integral part of these financial statements.

WHISTLER FUND, L.L.C.

STATEMENT OF CHANGES IN MEMBERS' CAPITAL - NET ASSETS (IN THOUSANDS)
--------------------------------------------------------------------------------


                                                 YEAR ENDED       YEAR ENDED
                                               MARCH 31, 2002   MARCH 31, 2001
FROM INVESTMENT ACTIVITIES

    Net investment loss                           $ (1,184)       $   (731)
    Net realized gain on investments                 1,523             118
    Net change in unrealized appreciation on
       investments                                   4,272           6,506
                                                  --------        --------
       INCREASE IN MEMBERS' CAPITAL
       DERIVED FROM INVESTMENT ACTIVITIES            4,611           5,893

MEMBERS' CAPITAL TRANSACTIONS

    Capital contributions                           37,220          32,606
    Capital withdrawals                             (9,346)        (10,863)
                                                  --------        --------
       INCREASE IN MEMBERS' CAPITAL
       DERIVED FROM CAPITAL TRANSACTIONS            27,874          21,743

       MEMBERS' CAPITAL AT BEGINNING OF YEAR        70,721          43,085
                                                  --------        --------

       MEMBERS' CAPITAL AT END OF YEAR            $103,206        $ 70,721
                                                  ========        ========

The accompanying notes are an integral part of these financial statements.

WHISTLER FUND, L.L.C.

STATEMENT OF CASH FLOWS (IN THOUSANDS)
--------------------------------------------------------------------------------

                                                                             YEAR ENDED
                                                                           MARCH 31, 2002
CASH FLOWS FROM OPERATING ACTIVITIES
    Increase in members' capital derived from investment activities           $  4,611
    Adjustments to reconcile net increase in members' capital derived from investment activities to net cash used in operating activities:
       Increase in investments in investment funds, at fair value              (32,322)
       Decrease in interest receivable                                              11
       Decrease in receivable for investments paid in advance                    8,500
       Increase in other assets                                                    (11)
       Decrease in accrued expenses                                                (82)
       Increase in administration fee payable                                       27
                                                                              --------
          NET CASH USED IN OPERATING ACTIVITIES                                (19,266)

CASH FLOWS FROM FINANCING ACTIVITIES
    Capital contributions                                                       31,664
    Capital withdrawals                                                         (9,346)
                                                                              --------
          NET CASH PROVIDED BY FINANCING ACTIVITIES                             22,318

          NET CHANGE IN CASH                                                     3,052
             Cash at beginning of year                                           2,341
                                                                              --------
             Cash at end of year                                              $  5,393
                                                                              ========

The accompanying notes are an integral part of these financial statements.

WHISTLER FUND, L.L.C.

NOTES TO FINANCIAL STATEMENTS - MARCH 31, 2002
--------------------------------------------------------------------------------

     1.  ORGANIZATION

         Whistler Fund, L.L.C. (the "Company") was organized as a Delaware limited liability company on July 1, 1999. The Company is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a closed-end, non-diversified, management investment company. The Company seeks to achieve capital appreciation while attempting to limit risk through the use of a multi-strategy, multi-manager, diversified investment philosophy. It pursues the objective through investment strategies which have a low correlation with the equity and fixed income markets, or which, when balanced with other strategies, lower the correlation of the Company's total performance to the equity and fixed income markets.

         CIBC Oppenheimer Advisers, L.L.C. (the "Adviser"), a Delaware limited liability company, serves as the investment adviser of the Company.
         CIBC World Markets Corp. ("CIBC WM"), the managing member of the Adviser, will rely on its Hedge Fund Due Diligence Committee to oversee the Adviser's investment decision making on behalf of the Company.

         Generally, initial and additional subscriptions for interests by eligible investors may be accepted as of the first day of each month. The Company reserves the right to reject any subscriptions for interests in the Company. The Adviser, from time to time and in its complete and exclusive discretion, may determine to cause the Company to repurchase interests or portions thereof from members other than the Adviser in its capacity as the Special Advisory Member pursuant to written tenders by members on such terms and conditions as it may determine.

     2.  SIGNIFICANT ACCOUNTING POLICIES

         The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires the Adviser to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. The Adviser believes that the estimates utilized in preparing the Company's financial statements are reasonable and prudent; however, actual results could differ from these estimates.

         Investments in investment funds are subject to the terms of the respective limited partnership agreements, limited liability company agreements and offering memorandums. The Company values these investments at fair value based on financial data supplied by the investment funds. Substantially all of the underlying investments of the investment funds are comprised of readily marketable securities.

         Interest income is recorded on the accrual basis.

WHISTLER FUND, L.L.C.

--------------------------------------------------------------------------------

     2.  SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

         A.  PORTFOLIO VALUATION

         The net asset value of the Company is determined as of the close of business at the end of any fiscal period in accordance with the valuation principles set forth below or as may be determined from time to time pursuant to policies established by the Board of Managers.

         The Company's investments in investment funds are carried at fair value as determined by the Company's pro-rata interest in the net assets of each investment fund. All valuations utilize financial information supplied by each investment fund and are net of management and performance incentive fees or allocations payable to the investment funds' managers as required by the investment funds' agreements. The underlying investments of each investment fund are accounted for at fair value as described in each investment fund's financial statements. Distributions received, whether in the form of cash or securities, are applied as a reduction of the investment's cost when identified by the investment funds as a return of capital.

         B.  FUND EXPENSES

         The Company will bear all expenses incurred in the business of the Company, including, but not limited to, the following: all costs and expenses related to portfolio transactions and positions for the Company's account; legal fees; accounting and auditing fees; costs of insurance; registration expenses; certain offering and organization costs; and expenses of meetings of the Board of Managers.

         C.  INCOME TAXES

         No provision for the payment of Federal, state or local income taxes has been provided on the profits of the Company. Each member is individually required to report on its own tax return its distributive share of the Company's taxable income or loss.

         In accordance with the accounting guidance provided in the AICPA Audit and Accounting Guide, "Audits of Investment Companies" effective for 2001, the Company reclassified $2,469,780 and $1,648,401 from accumulated net investment loss and accumulated net realized gain on investments, respectively, to net capital contributions. This reclassification was a result of permanent book to tax differences to reflect as an adjustment to net capital contributed the amounts of taxable income or loss that have been allocated to the Company's members and had no effect on net assets.

         D.  CASH EQUIVALENTS

         The Company treats all highly-liquid financial instruments that mature within three months as cash equivalents. At March 31, 2002, $5,392,687 in cash equivalents were held at PNC Bank.

WHISTLER FUND, L.L.C.

--------------------------------------------------------------------------------

     3. ADMINISTRATION FEE, PROFIT ALLOCATION, RELATED PARTY TRANSACTIONS AND OTHER

         CIBC WM provides certain management and administrative services to the Company, including, among other things, providing office space and other support services. In consideration for such services, the Company will pay CIBC WM a monthly administration fee at a monthly rate of .08333% (1% on an annualized basis) of the Company's net assets. CIBC WM will pay a portion of the fee to its affiliates. CIBC WM acts as a non-exclusive placement agent for the Company and will bear costs associated with its activities as placement agent.

         Net profits or net losses of the Company for each fiscal period will be allocated among and credited to or debited against the capital accounts of all members (but not the Special Advisory Account, as defined) as of the last day of each fiscal period in accordance with members' respective investment percentages for the fiscal period. Generally at the end of each calendar year, an incentive allocation of 10% of the profits, if any, that have been credited to the capital account of a member during the period (an "Incentive Allocation") will be debited from the member's capital account (including the Adviser's capital account) and credited to the Special Advisory Account. For the year ended March 31, 2002, the incentive allocation earned was $418,565.

         Each member of the Board of Managers ("Manager") who is not an "interested person" of the Company, as defined by the 1940 Act, receives an annual retainer of $5,000 plus a fee for each meeting attended. Currently, Howard Singer, as the Principal Manager, is an "interested person" of the Company. All Managers are reimbursed by the Company for all reasonable out-of-pocket expenses incurred by them in performing their duties.

         PFPC Trust Company serves as custodian of the Company's assets and provides custodial services for the Company. PFPC Inc. (the "Administrator") serves as administrator and accounting agent to the Company and in that capacity provides certain accounting, record keeping, tax and investor related services. The Company pays a monthly fee to the Administrator based primarily upon average net assets, subject to a minimum monthly fee, and will reimburse certain of the Administrator's expenses.

     4.  SECURITIES TRANSACTIONS

         Aggregate purchases and proceeds from sales of investment funds for the year ended March 31, 2002, amounted to $41,105,338 and $14,577,861, respectively. At March 31, 2002, the cost of investments for Federal income tax purposes was substantially the same as the cost for financial reporting purposes. At March 31, 2002, accumulated net unrealized appreciation on investments was $14,680,449, consisting of $15,269,784 gross unrealized appreciation and $589,335 gross unrealized depreciation.

WHISTLER FUND, L.L.C.

--------------------------------------------------------------------------------

     5.  INVESTMENTS IN INVESTMENT FUNDS

         The following table lists the Company's investments in investment funds as of March 31, 2002, none of which were related parties. The agreements related to investments in investment funds provide for compensation in the form of management fees of 0% to 2.5% (per annum) of net assets and performance incentive fees or allocations of 10% to 25% of net profits earned.

                                                                                                 % OF
                                                                                                MEMBERS'
         INVESTMENT FUND:                                       COST            FAIR VALUE      CAPITAL
         ----------------                                    ----------         ----------      --------
         Adelphi Europe Partners, L.P.                       $1,750,000         $2,461,588       2.39%
         Ahab Partners (Pequod Investments), L.P.             2,100,000          2,396,454       2.32%
         Argus Healthcare Partners, L.P.                      2,500,000          2,495,131       2.42%
         Aries Domestic Fund II, L.P        .                 1,200,000          1,502,135       1.46%
         Aristeia Partners, L.P.                              2,250,000          2,661,076       2.58%
         Artis Technology Partners, L.P.                      1,500,000          1,520,820       1.47%
         Avery Partners, L.P.                                 2,000,000          2,324,991       2.25%
         Basswood Financial Partners, L.P.                    1,700,000          2,244,264       2.17%
         Bay Harbour 90-1, Ltd.                               2,100,000          1,990,267       1.93%
         Bedford Falls Investors, L.P.                        2,900,000          3,592,403       3.48%
         Blackthorn Partners, L.P.                            2,750,000          2,785,407       2.70%
         Brencourt Multi-Strategy, L.P.                       1,750,000          1,767,535       1.71%
         Condor SF Partners, L.P.                             2,000,000          1,953,977       1.89%
         Diamond Partners, L.L.C.                             3,250,000          3,148,260       3.05%
         DMG Legacy Institutional Fund L.L.C.                 2,000,000          2,004,353       1.94%
         Dominion Global Financial Limited Partnership        2,500,000          2,570,648       2.49%
         EOS Partners, L.P.                                   2,125,000          2,381,856       2.31%
         Everest Capital Fund, L.P.                           2,200,000          1,986,607       1.92%
         Helix Convertible Opportunities Fund, L.P.           2,250,000          2,549,251       2.47%
         Highbridge Capital Corp.                             3,200,000          4,505,529       4.37%
         Hygrove Capital Fund (QP), L.P.                      4,750,000          4,636,423       4.49%
         Icarus Partners, L.P.                                2,850,000          3,618,174       3.51%
         IIU Convertible Fund, Plc.                           2,725,000          3,299,871       3.20%
         Lansdowne UK Equity Fund, L.P.                       2,000,000          2,212,424       2.14%
         Longacre Capital Partners, L.P.                      3,250,000          3,653,052       3.54%
         Maverick Fund USA, Ltd. (Class A)                    4,144,662          5,560,579       5.39%
         Maverick Fund USA, Ltd. (Class B)                      605,338            617,842       0.60%
         Millgate Partners, L.P.                              2,200,000          3,229,736       3.13%
         MKP Partners, L.P.                                   2,000,000          2,245,925       2.18%
         MSC Partners, L.P.                                   2,400,000          2,670,691       2.59%
         Polar Bear Fund, L.P.                                1,600,000          2,870,195       2.78%
         Prism Partners I, L.P.                               2,750,000          3,264,773       3.16%
         Stonehill Institutional Partners, L.P.               3,250,000          4,050,510       3.92%
         Wellington Partners, L.P.                            2,500,000          4,597,010       4.46%
         Willis Catastrophe Investment Fund, L.P.             2,900,000          3,242,817       3.14%
         WPG Fixed Income Arbitrage Fund, L.P.                1,250,000          1,267,875       1.23%
                                                            -----------        -----------      ------

         Total                                              $85,200,000        $99,880,449      96.78%
                                                            ===========        ===========      ======

         Other Assets, less Liabilities                                          3,325,091       3.22%
                                                                               -----------      ------

         Members' Capital - Net Assets                                        $103,205,540     100.00%
                                                                              ============     =======

WHISTLER FUND, L.L.C.

--------------------------------------------------------------------------------

     6.  FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

         In the normal course of business, the investment funds in which the Company invests trade various financial instruments and enter into various investment activities with off-balance sheet risk. These include, but are not limited to, short selling activities, writing option contracts, contracts for differences, and equity swaps. The Company's risk of loss in these investment funds is limited to the value of these investments reported by the Company. The investment funds provide for periodic redemptions ranging from monthly to annually.


     7.  FINANCIAL HIGHLIGHTS

         The following represents the ratios to average net assets and other supplemental information for the periods indicated:


                                                                                                        PERIOD FROM OCT. 1, 1999
                                                                                                            (COMMENCEMENT OF
                                                    YEAR ENDED               YEAR ENDED                        OPERATIONS
                                                  MARCH 31, 2002            MARCH 31, 2001                 TO MARCH 31, 2000
                                                  --------------            --------------              ------------------------
Net assets, end of period (000)                       103,206                    70,721                        43,085
Ratio of net investment loss to
  average net assets                                   (1.30%)                   (1.28%)                       (3.47%)*
Ratio of expenses to average net
  assets                                                1.37%                     1.67%                         3.67%*
Total gross return**                                    4.93%                    10.56%                        11.53%
Total net return                                        4.45%                     9.50%                        10.38%

*  Annualized.
** Total gross return assumes a purchase of an interest in the Company on the first day and a sale of the interest on the last day of the period noted, before incentive allocation to the Special Advisory Member, if any.

     8.  SUBSEQUENT EVENTS

         Effective April 1, 2002 and May 1, 2002, the Company received initial and additional contributions from members of $2,111,600 and $2,526,500, respectively, of which $1,866,100 was received prior to March 31, 2002.

                       This page is intentionally blank.

WHISTLER FUND, L.L.C.
FUND MANAGEMENT
(UNAUDITED)
--------------------------------------------------------------------------------

Information pertaining to the Board of Managers of the Company is set forth below.


                                                                                                                         NUMBER OF
                                                                                                                       PORTFOLIOS IN
                                          TERM OF OFFICE                                                               FUND COMPLEX
 NAME, AGE, ADDRESS AND                   AND LENGTH OF              PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS       OVERSEEN BY
POSITION(S) WITH COMPANY                   TIME SERVED               OTHER TRUSTEESHIPS/DIRECTORSHIPS HELD BY MANAGER    MANAGER
------------------------------------------------------------------------------------------------------------------------------------
Jesse H. Ausubel, 51                      Indefinite;                Director, Richard Lounsbery Foundation (1998 to         4
Rockefeller University                  Since Inception              Present);
Mail Stop 234                                                        Director, Program for the Human Environment and
1230 York Avenue                                                     Senior Research Associate, The Rockefeller
New York, NY 10021                                                   University (1993 to Present);
Manager                                                              Program Director, Alfred P. Sloan Foundation (1994
                                                                     to Present);
                                                                     Adjunct Scientist, Woods Hole Oceanographic
                                                                     Institution (1995 to Present);
                                                                     Member of the Board of Managers of Stratigos Fund,
                                                                     L.L.C., Xanthus Fund, L.L.C. and Wynstone Fund,
                                                                     L.L.C., which are affiliates.
------------------------------------------------------------------------------------------------------------------------------------
Charles F. Barber, 85                     Indefinite;                Consultant, Former Chairman of the Board, ASARCO        4
66 Glenwood Drive                       Since Inception              Incorporated;
Greenwich, CT 06839                                                  Director of 16 investment companies advised by
Manager                                                              Salomon Brothers Asset Management, Inc.;
                                                                     Member of the Board of Managers of Stratigos Fund,
                                                                     L.L.C., Xanthus Fund, L.L.C. and Wynstone Fund,
                                                                     L.L.C., which are affiliates;
                                                                     Director of The Asia Tigers Fund, Inc. and The
                                                                     India Fund, Inc., which are affiliates.
------------------------------------------------------------------------------------------------------------------------------------
Paul Belica, 81                           Indefinite;                Director/Trustee of four investment companies           4
359 Cedar Drive West                    Since Inception              advised by PIMCO (2000 to Present);
Briarcliff Manor, NY 10501                                           Advisor, Salomon Smith Barney Inc. (1988  to 2000);
Manager                                                              Director, Deck House Inc. (1970 to 1999);
                                                                     Director, Central European Value Fund (1994 to
                                                                     1999);
                                                                     Director, Surety Loan Funding Corporation (1998 to
                                                                     Present); Member of the Board of Managers of
                                                                     Stratigos Fund, L.L.C., Xanthus Fund, L.L.C. and
                                                                     Wynstone Fund, L.L.C., which are affiliates.
------------------------------------------------------------------------------------------------------------------------------------
                                                            INTERESTED MANAGER
------------------------------------------------------------------------------------------------------------------------------------
Howard M. Singer, 38                      Indefinite;                Managing Director, Asset Management, CIBC World         8
CIBC World Markets Corp.                Since April 2000             Markets Corp.;
622 Third Avenue, 8th Floor                                          Principal Individual General Partner of Augusta
New York, NY 10017                                                   Partners, L.P. and Troon Partners, L.P., which are
Principal Manager                                                    affiliates;
                                                                     Member of the Board of Managers of Sawgrass Fund,
                                                                     L.L.C., Alyeska Fund, L.L.C., Stratigos Fund,
                                                                     L.L.C., Xanthus Fund, L.L.C. and Wynstone Fund,
                                                                     L.L.C., which are affiliates;
                                                                     Director of The Asia Tigers Fund, Inc. and The
                                                                     India Fund, Inc., which are affiliates;
                                                                     Member of the Management Board of Deauville Europe
                                                                     Fund, L.L.C., which is an affiliate.
                                                                     Chairman of the Board for the Advantage Advisers
                                                                     Multi-Sector Fund I, which is an affiliate.
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